SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
Schedule of Share-based compensation recognized in operating expenses

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
Research and development expenses	9,223	12,055	20,579
General and administrative expenses	1,113	3,374	10,354
Selling and marketing expenses	104	538	1,640
Total share-based compensation expenses	10,440	15,967	32,573

Summary of the stock option activity under the 2014 and 2019 Share Incentive Plan

	Options granted	Weighted average
	share number	exercise price per option (US$)
Outstanding at December 31, 2018	121,207,838	0.1049
Exercised	(106,295,232)	0.0126
Granted	9,791,200	0.6500
Cancelled/forfeited	(985,180)	0.8402
Outstanding at December 31, 2019	23,718,626	0.5161
Exercised	(5,048,824)	0.4293
Granted	2,489,832	0.6810
Cancelled/forfeited	(2,117,298)	0.5588
Outstanding at December 31, 2020	19,042,336	0.5628

Summary of share options outstanding

	As of December 31, 2020
		Weighted-	Weighted-average
		average	remaining exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousand
Options
Outstanding	19,042,336	0.5628	3.90	98,182
Exercisable	3,315,850	0.4891	3.84	17,341
Expected to vest	15,726,486	0.5783	3.91	80,841

Summary of fair value of options granted using the binomial option pricing model

	2018	2019	2020
Exercise price (US$)	0.3-1.2	0.65	0.60-1.50
Fair value of the ordinary shares on the grant date of option (US$)	1.2820	1.2460	1.2460 - 4.7350
Risk-free interest rate	2.33%	1.67%	0.27%-0.36%
Expected term (in years)	5.98	5.00	5.00
Expected dividend yield	0%	0%	0%
Expected volatility	44%	45%	40%
Expected forfeiture rate (post-vesting)	15%	15%	15%

Summary of activities of the restricted share units granted to employees under the plan

The following table summarizes activities of the Company’s restricted share units granted to employees under the plan:

		Weighted -
	Shares awarded	average grant date
	number	fair value per share(US$)
Outstanding at December 31, 2019	—	—
Granted	6,067,400	4.6827
Outstanding at December 31, 2020	6,067,400	4.6827